Non-current and current financial debts - Schedule of financial debts (Details) $ in Millions, ¥ in Billions	Dec. 31, 2025 USD ($)	Jan. 20, 2025 USD ($)	Jan. 20, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 06, 2022
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 4,162			$ 4,538
Total current financial debts	575			105
Total financial debts	4,737			4,643
Local facilities, Japan
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	53			0
Total current financial debts	$ 0			26
Total financial debts		$ 64	¥ 10
Series 2026 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.75%				2.75%
Total non-current financial debts	$ 0			499
Total current financial debts	$ 499			0
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.375%
Total non-current financial debts	$ 584			517
Series 2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	3.00%
Total non-current financial debts	$ 996			995
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	2.60%
Total non-current financial debts	$ 747			746
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	5.375%
Total non-current financial debts	$ 695			694
Series 2049 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	3.80%
Total non-current financial debts	$ 495			495
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)	5.75%
Total non-current financial debts	$ 592			592
Revolving facility, floating rate due 2030
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0			0
All others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	65			67
Other short-term financial debts, floating rate
Disclosure of detailed information about borrowings [line items]
Total current financial debts	5			8
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	6			4
Total financial debts	$ 6			$ 4